Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables and Amounts Due from Related Parties (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2022
Accounts Receivables | Customer Concentration Risk | Customer B | Advertising Platform | Maximum
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%